General and Administrative Expenses	6 Months Ended
Sep. 30, 2024
General and Administrative Expenses [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSES
17.	GENERAL AND ADMINISTRATIVE EXPENSES

The following items have been included in arriving at general and administrative expenses:

	For the six months ended September 30,
	2024 US$	2023 US$
	(Unaudited)	(Unaudited)

Professional fees	367,938	953,623
Wages and benefits	1,111,659	133,252
Director fees	56,067	243,941
Travelling expenses	6,456	10,578
Depreciation of property and equipment	1,596	1,779
Depreciation of right of use assets	72,056	42,777
Meals and entertainment	39,020	36,504
Office expenses	69,271	15,336
Insurance costs	88,232	120,087
Other	270,017	200,504
	2,082,312	1,758,381